Himax Technologies, Inc. (the Parent Company only) - Condensed Statements of Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Profit for the year	$ 49,421	$ 235,467	$ 433,935
Other comprehensive income:
Remeasurements of defined benefit pension plans	10	684	165
Unrealized gain (loss) on financial assets at fair value through other comprehensive income	152	152	(181)
Income tax related to items that will not be reclassified subsequently	1	(107)	(27)
Foreign operations - foreign currency translation differences	(123)	(157)	(72)
Other comprehensive income for the year, net of tax	40	572	(115)
Total comprehensive income for the year	49,461	236,039	433,820
Equity attributable to owners of parent
Statement [line items]
Profit for the year	50,616	236,982	436,896
Other comprehensive income:
Remeasurements of defined benefit pension plans	8	658	160
Unrealized gain (loss) on financial assets at fair value through other comprehensive income	152	142	(179)
Income tax related to items that will not be reclassified subsequently	1	(107)	(27)
Foreign operations - foreign currency translation differences	(123)	(245)	(72)
Other comprehensive income for the year, net of tax	38	448	(118)
Total comprehensive income for the year	$ 50,654	$ 237,430	$ 436,778